SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 4)	12 Months Ended
Feb. 28, 2026
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	Lesser of estimated useful life or the remaining lease term
Maximum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	15 years
Maximum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	2 years
Minimum [Member] | Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	47 years
Minimum [Member] | Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	6 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	15 years